Stockholders’ Deficit (Details Narrative) - USD ($)											1 Months Ended						12 Months Ended
	Dec. 30, 2022	Nov. 18, 2022	Apr. 20, 2022	Feb. 02, 2022	Feb. 01, 2022	Jan. 19, 2022	Jul. 13, 2021	Feb. 22, 2021	Feb. 02, 2021	Jan. 02, 2019	Sep. 30, 2022	Sep. 30, 2022	May 31, 2022	Feb. 28, 2022	Mar. 31, 2021	Feb. 28, 2021	Nov. 18, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2020
Capital Unit [Line Items]
Voting power, description																		The holders of common stock are entitled to one vote per share on all matters to be voted upon by the stockholders
Shares authorized																		180,564,262	180,564,262	300,000,000
Common stock par value																		$ 0.0001	$ 0.000001	$ 0.0001
Issuance of common stock, shares										17,454,542								17,496,370
Issuance of common stock																			$ 1,017,000
Reverse stock split, description				the Company implemented a 28-for-29 reverse stock split of the Company’s common stock	the Company implemented a 6-for-7 reverse stock split of the Company’s common stock	the Company implemented an 8-for-11 reverse stock split of the Company’s common stock	Company implemented a 1-for-4 stock split of the Company’s common stock
Recognized compensation costs																		$ 68,900,000
Unrecognized compensation costs																		0
Warrant expense		$ 388,938																1,074,013
Warrants issued value																		824,013
Dilutive Securities, Effect on Basic Earnings Per Share																			$ 500,000
Warrant [Member]
Capital Unit [Line Items]
Dilutive Securities, Effect on Basic Earnings Per Share																		800,000
Put Option [Member]
Capital Unit [Line Items]
Warrant expense																		$ 250,000
Second Street Capital L L C [Member]
Capital Unit [Line Items]
Warrants to purchase shares																		450,000
Loan Agreement [Member]
Capital Unit [Line Items]
Borrowings														$ 600,000
Warrants to purchase shares														312,500
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 11.00
Warrants issued value														$ 250,000
Loan Agreement [Member] | Put Option [Member]
Capital Unit [Line Items]
Warrant expense		250,000
Loan Agreement [Member] | Second Street Capital L L C [Member]
Capital Unit [Line Items]
Borrowings														$ 600,000
Warrants to purchase shares													62,500	312,500
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 11.00
Warrants exercisble date													Feb. 22, 2026				Feb. 22, 2026
Payment for warrants														$ 250,000
Loan Agreement [Member] | Second Street Capital L L C [Member] | Put Option [Member]
Capital Unit [Line Items]
Warrant expense		250,000
Second Loan Agreement [Member]
Capital Unit [Line Items]
Borrowings													$ 200,000
Warrants to purchase shares	75,000										75,000	75,000	62,500
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 10.20	$ 10.20	$ 11.00
Extended maturity date	maturity date to February 15, 2023
Second Loan Agreement [Member] | Second Street Capital L L C [Member]
Capital Unit [Line Items]
Borrowings													$ 200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 11.00
Warrant expense		$ 388,938
Second Street Loan And Second Street Loan Two [Member]
Capital Unit [Line Items]
Warrants to purchase shares											75,000	75,000
Warrants exercisble date												Sep. 30, 2026
Warrant expense												$ 435,075						$ 1,074,013
Extended maturity date											maturity date was extended from November 18, 2022 to December 30, 2022
Second Street Loan And Second Street Loan Two [Member] | Put Option [Member]
Capital Unit [Line Items]
Warrant expense																		$ 250,000
Second Streets Loan [Member]
Capital Unit [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 10.20	$ 10.20
Two Thousand Twenty One Stock Option And Grant Plan [Member]
Capital Unit [Line Items]
Share based compensation reserves unissued but authorized common stock shares rate																10.00%
Investor [Member]
Capital Unit [Line Items]
Issuance of common stock, shares															42,176			41,828
Issuance of common stock															$ 1,000,000.0			$ 1,000,000.0
Capital Unit, Class B [Member]
Capital Unit [Line Items]
Issuance of common stock, shares			25,500					3,080,000
Shares issued, price per share			$ 7.03					$ 22.26
Poseidon Bio L L C [Member]
Capital Unit [Line Items]
Voting power, description																		As of December 31, 2022, the Company’s founder held 100% of the voting power and 68% of the equity interests in Poseidon
Ownership of stockholder percentage																					100.00%
Number of common shares transferred									342,244
Poseidon Bio L L C [Member] | Investor [Member]
Capital Unit [Line Items]
Voting power, description																		Poseidon held 98% of the voting power
Poseidon Bio L L C [Member] | Capital Unit, Class A [Member]
Capital Unit [Line Items]
Ownership of stockholder percentage																100.00%